Current And Future Changes In Accounting Policies (Schedule of Adjustments to Insurance-Related Balance Reported Under IFRS 4) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Reconciliation Of Changes In Insurance Contracts By Components [Line Items]
Insurance-related liabilities	$ 7,278	$ 7,169